FAIR VALUE MEASUREMENTS (Table)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of fair value of financial assets and liabilities
	December 31,
	2020			2021
	Level 1	Level 2	Total	Level 1	Level 2	Total
Cash equivalents:
Money market funds	$260,940	$-	$260,940	$204,367	$-	$204,367
Corporate debentures	-	-	-	-	1,818	1,818
Commercial paper	-	13,555	13,555	-	14,076	14,076

Marketable securities:
Corporate debentures and commercial paper	-	357,664	357,664	-	453,315	453,315
Government debentures	-	41,382	41,382	-	47,280	47,280

Total assets measured at fair value	$260,940	$412,601	$673,541	$204,367	$516,489	$720,856